UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-9375
                                   811-9633

Name of Fund: Merrill Lynch Global Financial Services Fund, Inc.
              Merrill Lynch Global Financial Services Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
         Global Financial Services Fund, Inc. and Merrill Lynch Global Financial Services Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 09/30/04

Date of reporting period: 10/01/03 - 03/31/04

Item 1 - Report to Stockholders

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                                        Merrill Lynch
                                        Global Financial
                                        Services Fund, Inc.

Semi-Annual Report
March 31, 2004

[LOGO] Merrill Lynch Investment Managers

Merrill Lynch Global Financial Services Fund, Inc.

Worldwide Investments as of March 31, 2004

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
American Home Mortgage
  Investment Corp. ..................................................    5.0%
RenaissanceRe Holdings Ltd. .........................................    4.7
ACE Limited .........................................................    3.8
Freddie Mac .........................................................    3.8
Daegu Bank ..........................................................    3.5
Capital One
  Financial Corporation .............................................    3.5
Credit Saison Co., Ltd. .............................................    3.3
Hannover
  Rueckversicherungs AG .............................................    3.3
Friedman, Billings, Ramsey
  Group, Inc. (Class A) .............................................    3.2
PXRE Group Limited ..................................................    3.2
--------------------------------------------------------------------------------

Industries Represented                                                Percent of
in the Portfolio*                                                     Net Assets
--------------------------------------------------------------------------------
Commercial Banks ............................................            29.7%
Insurance ...................................................            25.8
Thrifts & Mortgage Finance ..................................            11.1
Consumer Finance ............................................            10.6
Real Estate .................................................             9.4
Capital Markets .............................................             7.5
Diversified Financial Services ..............................             6.1
--------------------------------------------------------------------------------
* For Fund compliance purposes, "Industries" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

                                                                      Percent of
Geographic Allocation                                                Net Assets*
--------------------------------------------------------------------------------
United States ...........................................               34.0%
Bermuda .................................................               15.7
South Korea .............................................               15.0
Japan ...................................................                7.5
United Kingdom ..........................................                5.8
Germany .................................................                3.3
Indonesia ...............................................                3.2
Russia ..................................................                2.6
Belgium .................................................                2.5
Ireland .................................................                2.4
Netherlands .............................................                2.3
Denmark .................................................                1.9
Turkey ..................................................                1.5
Hong Kong ...............................................                0.9
Spain ...................................................                0.7
China ...................................................                0.5
Switzerland .............................................                0.3
France ..................................................                0.1
--------------------------------------------------------------------------------
*     Total may not equal 100%.


2    MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.      MARCH 31, 2004

A Letter From the President

Dear Shareholder

Equity markets generally produced positive results for the most recent six-month and 12-month reporting periods. The U.S. stock market, as measured by the Standard & Poor's 500 Index, returned +14.08% and +35.12% for the six-month and 12-month periods ended March 31, 2004, respectively. The MSCI World Index, which measures the performance of 23 developed nations around the world, returned +17.26% and +43.87%, respectively, for the same periods.

The positive market returns have been supported by improving economies in important areas around the globe. In particular, the U.S. economy has benefited from fiscal and monetary stimulus in the form of low interest rates and tax cuts. This has opened the door to consumer spending, capital spending, increases in exports and long-awaited job growth. Since the United States represents 32% of global gross domestic product (GDP), the acceleration of its economy has provided encouragement to other areas of the world.

Elsewhere, China has recorded a remarkable rate of economic expansion. With real GDP growth of 9.1% in 2003, the country has provided significant investment opportunities and has helped fuel growth in the economies of its trading partners. Japan, in the meantime, finally appears to be emerging from a long period of deflation. In Europe, slower growth last year is likely to prompt the central bank to take steps aimed at stimulating economic activity in 2004. The European Union also is preparing to welcome ten new member nations in May, and the enhanced integration may create further economic opportunities.

The events and efforts of the past year leave us with stronger global economies today. With all of this in mind, we encourage you to revisit your portfolio and your asset allocation strategy to ensure you are well positioned to take advantage of the opportunities that lie ahead. Your financial advisor can help you develop a strategy designed to perform through all types of market and economic cycles.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                                Sincerely,


                                                /s/ Terry K. Glenn

                                                Terry K. Glenn
                                                President and Director/Trustee


     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.      MARCH 31, 2004    3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      The Fund provided excellent returns for the six-month period, outperforming both the MSCI World Index and the MSCI World Financial Index.

How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended March 31, 2004, Merrill Lynch Global Financial Services Fund, Inc.'s Class A, Class B, Class C, Class I and Class R Shares had total returns of +27.86%, +27.38%, +27.33%, +28.01% and +27.73%, respectively.
(Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.) The Fund outperformed its unmanaged benchmarks, the Morgan Stanley Capital International (MSCI) World Index and the MSCI World Financial Index, which posted respective returns of +17.26% and +20.63% for the same period.

Practically all of the Fund's outperformance occurred during the first three months of 2004, and nearly 90% of it (about 6.2%) was the result of security selection, with the remainder attributable to sector allocation. This is in line with the orientation of the Fund; that is, to seek performance through individual security selection and fundamental research rather than through market timing of weights in various financial industries.

Markets performed well during the six-month period, as exemplified in the high returns provided by the MSCI World Index and the MSCI World Financial Index. These returns likely were the result of a generally positive outlook for economies in the United States, Japan and Western Europe, along with a continued rapid growth in Asian economies other than Japan, especially China that stimulates many other economies through its imports.

Financial companies tend to do well during good economic times, as an expanding economy stimulates growth in loans, insurance and advisory services, while also resulting in less defaults on loans. The companies in the Portfolio benefited from these general trends, especially commercial banks and consumer lenders.

The best-performing sector in the Portfolio was commercial banks, which added about 2.62% to relative returns, despite an average weight of 24% versus 44% for the benchmark. This means that the banks that were chosen for the Portfolio performed quite well. The best performers were in South Korea (Daegu Bank, Pusan Bank, Hana Bank and Kookmin Bank), Russia (Sberbank RF) and Japan (The Bank of Yokohama Ltd.). Investments in commercial banks were focused on Asia and Europe, as U.S. commercial banks appeared expensive to us by comparison. The lack of investment in large banks, such as HSBC, Wells Fargo and Company and US Bancorp, was beneficial during the period.

The next best-performing sector was consumer finance, which added about 1.45% in relative returns, mostly as the result of three stocks, Credit Saison Co., Ltd. in Japan, Capital One Financial Corporation in the United States and Kensington Group PLC in the United Kingdom. The focus on specialized lenders, especially in credit cards and mortgages, has been an ongoing theme in the Portfolio. We believe that the specialization and scale confer benefits in marketing, funding and collections, resulting in sustainable high growth and profits.

The third best-performing sector was real estate, which added about 1.28% in relative performance. The primary contributors were American Home Mortgage Investment Corp., a mortgage banker, and Friedman, Billings, Ramsey Group, Inc., an investment bank. These two companies have a real estate investment trust structure and an important non-real estate business.

What changes were made to the Portfolio during the period?

The Portfolio underwent major changes during the period, with a large increase in non-Japan Asian stocks, especially South Korea (15.0% at the end of the quarter) and Indonesia (3.2%), with the Portfolio being overweight 16.8% in Asia as a result. The Portfolio also invested in other emerging markets, such as Russia and Turkey. The increase in Asian and other emerging market holdings were financed with the proceeds of trimming positions that had performed well, especially banks in Europe and insurance in the United States and Bermuda.

The Portfolio continues to have above-benchmark concentrations in property and casualty insurance, consumer finance and mortgage-related stocks. These concentrations have been in place for close to two years, and reflect the mix of good business conditions, high profits and low valuation that


4    MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.      MARCH 31, 2004
are to be found in these sectors. Commercial banks in the United States are currently starting to look more attractive, and they might be considered at some point. For now, alternative investments in South Korea, the United Kingdom, Benelux (the economic alliance between Belgium, the Netherlands and Luxembourg), Indonesia, Russia and Turkey look more attractive from both a growth and valuation perspective. We may expect turnover if relative valuations change in the future.

How would you characterize market conditions at the close of the period?

Recently, there have been increased discussions about inflation. A common view is that inflation, which has been on the decline for the last two decades in the United States and other developed economies, is reappearing. A related view is that this will lead to increased interest rates, which will mean that financial stocks may have lesser returns than the broader market. We think there is a certain amount of confusion related to these issues, and it is useful to clarify why financial stocks remain a good prospective investment.

First, it is true that low overnight interest rates (controlled by the central banks) may lead to excessive lending and investment, which in turn puts upward pressure on wages, thereby leading to inflation. Low overnight interest rates, however, have been around for many years and have not led to inflation so far. We expect that the impact could be less than expected due to increase in productivity.

Second, it is important to note that a rise in overnight rates by a central bank, which many think might happen in the United States, is an early preventive measure. To the extent that it occurs and works properly, a rise in overnight lending rates by the Federal Reserve Board in fact may dampen the effect on long-term interest rates to the extent it moderates economic growth.

Third, there is scarce evidence to support the popular belief that somewhat higher interest rates (short term or long term) are bad for financial companies and financial stocks. Many financial companies pass higher interest rates to their customers in the form of variable rate loans, and some companies, such as property and casualty insurance or mortgage insurance companies, actually may profit from higher interest rates. Deposit collectors also may be slow in passing higher interest rates to their customers, reaping the benefit of higher interest margins in the meanwhile. This is not to say that high long-term interest rates are desirable, but some increase from the current low levels is not a cause for alarm.

How was the Portfolio positioned at the close of the period?

The Portfolio continues to be invested in companies that generate high profits, that have good growth prospects and that are valued at a discount to other financials. This combination, in our view, is the best formula for favorable long-term performance, in both absolute and relative terms.

We thank you for your continued support of Merrill Lynch Global Financial Services Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Walid Kassem
Vice President and Portfolio Manager

April 16, 2004


     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.      MARCH 31, 2004    5

[LOGO] Merrill Lynch Investment Managers

Performance Data

About Fund Performance

Investors are able to purchase shares of the Fund through multiple pricing alternatives:

o Class A Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class I Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

o Class R Shares do not incur a maximum sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. Class R Shares are available only to certain retirement plans.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain more current performance information. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                                  6-Month          12-Month      Since Inception
As of March 31, 2004                                           Total Return      Total Return      Total Return
================================================================================================================
ML Global Financial Services Fund, Inc. Class A Shares*           +27.86%           +82.18%           +76.93%
----------------------------------------------------------------------------------------------------------------
ML Global Financial Services Fund, Inc. Class B Shares*           +27.38            +80.87            +71.06
----------------------------------------------------------------------------------------------------------------
ML Global Financial Services Fund, Inc. Class C Shares*           +27.33            +80.80            +70.98
----------------------------------------------------------------------------------------------------------------
ML Global Financial Services Fund, Inc. Class I Shares*           +28.01            +82.71            +78.82
----------------------------------------------------------------------------------------------------------------
ML Global Financial Services Fund, Inc. Class R Shares*           +27.73             82.14            +58.66
----------------------------------------------------------------------------------------------------------------
MSCI World Index**                                                +17.26            +43.87        -16.27/+32.94
----------------------------------------------------------------------------------------------------------------
MSCI World Financial Index***                                     +20.63            +56.39        +12.21/+40.64
----------------------------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception dates are from 11/26/99 for Class A, Class B, Class C and Class I Shares and from 1/03/03 for Class R Shares.
** This unmanaged market capitalization-weighted Index is comprised of a representative sampling of large-, medium- and small-capitalization companies in 23 countries, including the United States. Since inception total returns are from 11/26/99 and 1/03/03.
*** This Index is comprised of the constituents of the MSCI World Index that are classified into the financial sector. This sector contains companies involved in activities such as banking, mortgage finance, consumer finance, specialized finance, investment banking and brokerage, asset management and custody, corporate lending, insurance, financial investment, and real estate including REITS. Since inception total returns are from 11/30/99 and 1/03/03.


6    MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.      MARCH 31, 2004

Performance Data (concluded)

Average Annual Total Return

                                                 Return Without    Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 3/31/04                               +82.18%         +72.62%
--------------------------------------------------------------------------------
Inception (11/26/99)
through 3/31/04                                      +14.03          +12.63
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                     Return           Return
                                                  Without CDSC     With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 3/31/04                               +80.87%         +76.87%
--------------------------------------------------------------------------------
Inception (11/26/99)
through 3/31/04                                      +13.15          +12.84
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
                                                     Return           Return
                                                  Without CDSC     With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 3/31/04                               +80.80%         +79.80%
--------------------------------------------------------------------------------
Inception (11/26/99)
through 3/31/04                                      +13.14          +13.14
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
                                                 Return Without    Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class I Shares*
================================================================================
One Year Ended 3/31/04                               +82.71%         +73.12%
--------------------------------------------------------------------------------
Inception (11/26/99)
through 3/31/04                                      +14.31          +12.90
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

--------------------------------------------------------------------------------
                                                                  Return Without
                                                                   Sales Charge
================================================================================
Class R Shares
================================================================================
One Year Ended 3/31/04                                                +82.14%
--------------------------------------------------------------------------------
Inception (1/03/03)
through 3/31/04                                                       +45.17
--------------------------------------------------------------------------------


     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.      MARCH 31, 2004    7

[LOGO] Merrill Lynch Investment Managers

Statement of Assets and Liabilities
                              Merrill Lynch Global Financial Services Fund, Inc.

As of March 31, 2004
=======================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------
                       Investment in Global Financial Services Portfolio, at
                         value (identified cost--$59,357,984) ........................                     $ 79,269,014
                       Prepaid expenses ..............................................                           44,744
                                                                                                           ------------
                       Total assets ..................................................                       79,313,758
                                                                                                           ------------
=======================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------
                       Payables:
                          Distributor ................................................    $     55,419
                          Other affiliates ...........................................          19,840
                          Administrative fees ........................................           3,745           79,004
                                                                                          ------------
                       Accrued expenses and other liabilities ........................                           17,512
                                                                                                           ------------
                       Total liabilities .............................................                           96,516
                                                                                                           ------------
=======================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------
                       Net assets ....................................................                     $ 79,217,242
                                                                                                           ============
=======================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------
                       Class A Shares of Common Stock, $.10 par value,
                         100,000,000 shares authorized ...............................                     $     59,323
                       Class B Shares of Common Stock, $.10 par value,
                         100,000,000 shares authorized ...............................                          288,461
                       Class C Shares of Common Stock, $.10 par value,
                         100,000,000 shares authorized ...............................                          122,331
                       Class I Shares of Common Stock, $.10 par value,
                         100,000,000 shares authorized ...............................                           83,519
                       Class R Shares of Common Stock, $.10 par value,
                         100,000,000 shares authorized ...............................                              882
                       Paid-in capital in excess of par ..............................                       55,177,104
                       Undistributed investment income--net ..........................    $    323,455
                       Undistributed realized capital gains on investments
                         and foreign currency transactions from the
                         Portfolio--net ..............................................       3,251,137
                       Unrealized appreciation on investments and foreign
                         currency transactions from the Portfolio--net ...............      19,911,030
                                                                                          ------------
                       Total accumulated earnings--net ...............................                       23,485,622
                                                                                                           ------------
                       Net Assets ....................................................                     $ 79,217,242
                                                                                                           ============
=======================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------
                       Class A--Based on net assets of $8,546,133 and
                         593,231 shares outstanding ..................................                     $      14.41
                                                                                                           ============
                       Class B--Based on net assets of $41,099,617 and
                         2,884,613 shares outstanding ................................                     $      14.25
                                                                                                           ============
                       Class C--Based on net assets of $17,380,137 and
                         1,223,309 shares outstanding ................................                     $      14.21
                                                                                                           ============
                       Class I--Based on net assets of $12,065,516 and
                         835,189 shares outstanding ..................................                     $      14.45
                                                                                                           ============
                       Class R--Based on net assets of $125,839 and
                         8,820 shares outstanding ....................................                     $      14.27
                                                                                                           ============

      See Notes to Financial Statements.


8    MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.      MARCH 31, 2004

Statement of Operations       Merrill Lynch Global Financial Services Fund, Inc.

For the Six Months Ended March 31, 2004
=======================================================================================================================
Investment Income Allocated from the Portfolio--Net
-----------------------------------------------------------------------------------------------------------------------
                       Investment income allocated from the Portfolio:
                          Dividends (net of $98,113 foreign withholding tax) .........                     $  1,175,236
                          Interest from affiliates ...................................                            1,480
                          Securities lending--net ....................................                            2,832
                          Expenses ...................................................                         (276,894)
                                                                                                           ------------
                       Net investment income allocated from the Portfolio ............                          902,654
                                                                                                           ------------
=======================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------
                       Account maintenance and distribution fees--Class B ............    $    200,870
                       Administration fees ...........................................         135,682
                       Account maintenance and distribution fees--Class C ............          79,249
                       Transfer agent fees--Class B ..................................          32,569
                       Printing and shareholder reports ..............................          31,689
                       Registration fees .............................................          30,403
                       Professional fees .............................................          20,105
                       Transfer agent fees--Class C ..................................          13,600
                       Account maintenance fees--Class A .............................          11,049
                       Transfer agent fees--Class I ..................................           8,905
                       Transfer agent fees--Class A ..................................           6,255
                       Account maintenance and distribution fees--Class R ............             203
                       Transfer agent fees--Class R ..................................              58
                       Other .........................................................           7,635
                                                                                          ------------
                       Total expenses ................................................                          578,272
                                                                                                           ------------
                       Investment income--net ........................................                          324,382
                                                                                                           ------------
=======================================================================================================================
Realized & Unrealized Gain (Loss) Allocated from the Portfolio--Net
-----------------------------------------------------------------------------------------------------------------------
                       Realized gain (loss) allocated from the Portfolio on:
                          Investments--net ...........................................       7,257,768
                          Foreign currency transactions--net .........................         (69,632)       7,188,136
                                                                                          ------------
                       Change in unrealized appreciation on investments and foreign
                         currency transactions allocated from the Portfolio--net .....                       10,911,305
                                                                                                           ------------
                       Total realized and unrealized gain on investments and foreign
                         currency transactions allocated from the Portfolio--net .....                       18,099,441
                                                                                                           ------------
                       Net Increase in Net Assets Resulting from Operations ..........                     $ 18,423,823
                                                                                                           ============

      See Notes to Financial Statements.


     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.      MARCH 31, 2004    9

[LOGO] Merrill Lynch Investment Managers

Statements of Changes in Net Assets
                              Merrill Lynch Global Financial Services Fund, Inc.

                                                                                          For the Six         For the
                                                                                          Months Ended      Year Ended
                                                                                            March 31,      September 30,
Increase (Decrease) in Net Assets:                                                            2004             2003
=======================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------
                       Investment income--net ........................................    $    324,382     $      3,057
                       Realized gain on investments and foreign currency transactions
                         allocated from the Portfolio--net ...........................       7,188,136        5,327,405
                       Change in unrealized appreciation/depreciation on investments and foreign currency transactions allocated from the
                         Portfolio--net ..............................................      10,911,305       14,600,965
                                                                                          -----------------------------
                       Net increase in net assets resulting from operations ..........      18,423,823       19,931,427
                                                                                          -----------------------------
=======================================================================================================================
Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------
                       Realized gain on investments allocated from the Portfolio--net:
                          Class A ....................................................        (961,927)        (178,451)
                          Class B ....................................................      (4,081,133)      (1,105,313)
                          Class C ....................................................      (1,616,424)        (313,427)
                          Class I ....................................................      (1,398,492)        (268,927)
                          Class R ....................................................          (8,157)              --
                                                                                          -----------------------------
                       Net decrease in net assets resulting from distributions to
                         shareholders ................................................      (8,066,133)      (1,866,118)
                                                                                          -----------------------------
=======================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------
                       Net decrease in net assets derived from capital share
                         transactions ................................................      (1,278,835)      (8,229,878)
                                                                                          -----------------------------
=======================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------
                       Total increase in net assets ..................................       9,078,855        9,835,431
                       Beginning of period ...........................................      70,138,387       60,302,956
                                                                                          -----------------------------
                       End of period* ................................................    $ 79,217,242     $ 70,138,387
                                                                                          =============================
                          * Undistributed (accumulated) investment income (loss)--net     $    323,455     $       (927)
                                                                                          =============================

      See Notes to Financial Statements.


10   MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.      MARCH 31, 2004

Financial Highlights          Merrill Lynch Global Financial Services Fund, Inc.

                                                                                              Class A@@@
                                                                -------------------------------------------------------------------
                                                                                                                           For the
                                                                                                                           Period
The following per share data and ratios have been derived        For the Six             For the Year Ended                Nov. 26,
from information provided in the financial statements.          Months Ended                September 30,                 1999+ to
                                                                  March 31,     --------------------------------------    Sept. 30,
Increase (Decrease) in Net Asset Value:                             2004          2003           2002          2001         2000
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ...   $ 12.71       $  9.43        $ 10.87       $ 12.26      $ 10.00
                                                                  -----------------------------------------------------------------
                       Investment income--net .................       .09@@         .06@@          .02@@         .05@@        .02
                       Realized and unrealized gain (loss) on
                         investments and foreign currency
                         transactions allocated from the
                         Portfolio--net .......................      3.19          3.53          (1.07)        (1.20)        2.24
                                                                  -----------------------------------------------------------------
                       Total from investment operations .......      3.28          3.59          (1.05)        (1.15)        2.26
                                                                  -----------------------------------------------------------------
                       Less distributions from realized gain
                         on investments--net ..................     (1.48)         (.31)          (.39)         (.24)          --
                                                                  -----------------------------------------------------------------
                       Net asset value, end of period .........   $ 14.41       $ 12.71        $  9.43       $ 10.87      $ 12.26
                                                                  =================================================================
===================================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .....     27.86%@       38.83%        (10.15%)       (9.51%)      22.66%@
                                                                  =================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Expenses++ .............................      1.69%*        1.86%          1.76%         1.50%        1.88%*
                                                                  =================================================================
                       Investment income--net .................      1.31%*         .59%           .17%          .46%         .22%*
                                                                  =================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands)   $ 8,546       $ 7,800        $ 5,520       $ 8,032      $11,241
                                                                  =================================================================
                       Portfolio turnover of Global Financial
                         Services Portfolio ...................     68.70%       205.93%        144.60%       111.71%       68.73%
                                                                  =================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
@     Aggregate total investment return.
@@    Based on average shares outstanding.
@@@   Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

      See Notes to Financial Statements.


     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.      MARCH 31, 2004   11

[LOGO] Merrill Lynch Investment Managers

                              Merrill Lynch Global Financial Services Fund, Inc.

                                                                                               Class B
                                                                -------------------------------------------------------------------
                                                                                                                           For the
                                                                                                                           Period
The following per share data and ratios have been derived        For the Six              For the Year Ended              Nov. 26,
from information provided in the financial statements.          Months Ended                 September 30,                1999+ to
                                                                  March 31,     --------------------------------------    Sept. 30,
Increase (Decrease) in Net Asset Value:                             2004          2003           2002          2001         2000
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ...   $ 12.51       $  9.36        $ 10.78       $ 12.18      $ 10.00
                                                                  -----------------------------------------------------------------
                       Investment income (loss)--net ..........       .04@@        (.03)@@        (.07)@@       (.03)@@      (.04)
                       Realized and unrealized gain (loss) on
                         investments and foreign currency
                         transactions allocated from the
                         Portfolio--net .......................      3.15          3.49          (1.06)        (1.20)        2.22
                                                                  -----------------------------------------------------------------
                       Total from investment operations .......      3.19          3.46          (1.13)        (1.23)        2.18
                                                                  -----------------------------------------------------------------
                       Less distributions from realized gain
                         on investments--net ..................     (1.45)         (.31)          (.29)         (.17)          --
                                                                  -----------------------------------------------------------------
                       Net asset value, end of period .........   $ 14.25       $ 12.51        $  9.36       $ 10.78      $ 12.18
                                                                  =================================================================
===================================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .....     27.38%@       37.71%        (10.83%)      (10.21%)      21.80%@
                                                                  =================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Expenses++ .............................      2.45%*        2.64%          2.53%         2.28%        2.63%*
                                                                  =================================================================
                       Investment income (loss)--net ..........       .58%*        (.24%)         (.60%)        (.30%)       (.56%)*
                                                                  =================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands)   $41,100       $37,202        $36,476       $59,928      $63,083
                                                                  =================================================================
                       Portfolio turnover of Global Financial
                         Services Portfolio ...................     68.70%       205.93%        144.60%       111.71%       68.73%
                                                                  =================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
@     Aggregate total investment return.
@@    Based on average shares outstanding.

      See Notes to Financial Statements.


12   MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.      MARCH 31, 2004

                              Merrill Lynch Global Financial Services Fund, Inc.

                                                                                               Class C
                                                                -------------------------------------------------------------------
                                                                                                                           For the
                                                                                                                           Period
The following per share data and ratios have been derived        For the Six              For the Year Ended              Nov. 26,
from information provided in the financial statements.          Months Ended                 September 30,                1999+ to
                                                                  March 31,     --------------------------------------    Sept. 30,
Increase (Decrease) in Net Asset Value:                             2004          2003           2002          2001         2000
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ...   $ 12.51       $  9.36        $ 10.78       $ 12.18      $ 10.00
                                                                  -----------------------------------------------------------------
                       Investment income (loss)--net ..........       .04@@        (.02)@@        (.07)@@       (.04)@@      (.04)
                       Realized and unrealized gain (loss) on
                         investments and foreign currency
                         transactions allocated from the
                         Portfolio--net .......................      3.14          3.48          (1.06)        (1.19)        2.22
                                                                  -----------------------------------------------------------------
                       Total from investment operations .......      3.18          3.46          (1.13)        (1.23)        2.18
                                                                  -----------------------------------------------------------------
                       Less distributions from realized gain
                         on investments--net ..................     (1.48)         (.31)          (.29)         (.17)          --
                                                                  -----------------------------------------------------------------
                       Net asset value, end of period .........   $ 14.21       $ 12.51        $  9.36       $ 10.78      $ 12.18
                                                                  =================================================================
===================================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .....     27.33%@       37.71%        (10.84%)      (10.21%)      21.80%@
                                                                  =================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Expenses++ .............................      2.45%*        2.64%          2.55%         2.29%        2.63%*
                                                                  =================================================================
                       Investment income (loss)--net ..........       .63%*        (.22%)         (.61%)        (.31%)       (.57%)*
                                                                  =================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands)   $17,380       $13,762        $ 9,666       $14,805      $14,788
                                                                  =================================================================
                       Portfolio turnover of Global Financial
                         Services Portfolio ...................     68.70%       205.93%        144.60%       111.71%       68.73%
                                                                  =================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
@     Aggregate total investment return.
@@    Based on average shares outstanding.

      See Notes to Financial Statements.


     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.      MARCH 31, 2004   13

[LOGO] Merrill Lynch Investment Managers

                              Merrill Lynch Global Financial Services Fund, Inc.

                                                                                             Class I@@@
                                                                -------------------------------------------------------------------
                                                                                                                           For the
                                                                                                                           Period
The following per share data and ratios have been derived        For the Six             For the Year Ended                Nov. 26,
from information provided in the financial statements.          Months Ended                September 30,                 1999+ to
                                                                  March 31,     --------------------------------------    Sept. 30,
Increase (Decrease) in Net Asset Value:                             2004          2003           2002          2001         2000
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ...   $ 12.76       $  9.45        $ 10.89       $ 12.29      $ 10.00
                                                                  -----------------------------------------------------------------
                       Investment income--net .................       .11@@         .09@@          .05@@         .08@@        .03
                       Realized and unrealized gain (loss) on
                         investments and foreign currency
                         transactions allocated from the
                         Portfolio--net .......................      3.20          3.53          (1.07)        (1.21)        2.26
                                                                  -----------------------------------------------------------------
                       Total from investment operations .......      3.31          3.62          (1.02)        (1.13)        2.29
                                                                  -----------------------------------------------------------------
                       Less distributions from realized gain
                         on investments--net ..................     (1.62)         (.31)          (.42)         (.27)          --
                                                                  -----------------------------------------------------------------
                       Net asset value, end of period .........   $ 14.45       $ 12.76        $  9.45       $ 10.89      $ 12.29
                                                                  =================================================================
===================================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .....     28.01%@       39.10%         (9.85%)       (9.36%)      22.90%@
                                                                  =================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Expenses++ .............................      1.44%*        1.60%          1.51%         1.27%        1.62%*
                                                                  =================================================================
                       Investment income--net .................      1.56%*         .81%           .43%          .71%         .44%*
                                                                  =================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands)   $12,066       $11,325        $ 8,641       $12,741      $ 8,371
                                                                  =================================================================
                       Portfolio turnover of Global Financial
                         Services Portfolio ...................     68.70%       205.93%        144.60%       111.71%       68.73%
                                                                  =================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
@     Aggregate total investment return.
@@    Based on average shares outstanding.
@@@   Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

      See Notes to Financial Statements.


14   MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.      MARCH 31, 2004

Financial Highlights (concluded)
                              Merrill Lynch Global Financial Services Fund, Inc.

                                                                                                      Class R
                                                                                             ---------------------------
                                                                                                               For the
                                                                                             For the           Period
The following per share data and ratios have been derived                                   Six Months         Jan. 3,
from information provided in the financial statements.                                        Ended           2003+ to
                                                                                             March 31,        Sept. 30,
Increase (Decrease) in Net Asset Value:                                                        2004             2003
========================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ...........................      $  12.62         $  10.16
                                                                                             ---------------------------
                       Investment income--net@@ .......................................           .10              .04
                       Realized and unrealized gain on investments and foreign currency
                         transactions allocated from the Portfolio--net ...............          3.14             2.42
                                                                                             ---------------------------
                       Total from investment operations ...............................          3.24             2.46
                                                                                             ---------------------------
                       Less distributions from realized gain on investments--net ......         (1.59)              --
                                                                                             ---------------------------
                       Net asset value, end of period .................................      $  14.27         $  12.62
                                                                                             ===========================
========================================================================================================================
Total Investment Return**
------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .............................         27.73%@          24.21%@
                                                                                             ===========================
========================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------
                       Expenses*** ....................................................          1.94%*           2.17%*
                                                                                             ===========================
                       Investment income--net .........................................          1.06%*            .45%*
                                                                                             ===========================
========================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) .......................      $    126         $     49
                                                                                             ===========================
                       Portfolio turnover of Global Financial Services Portfolio ......         68.70%          205.93%
                                                                                             ===========================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Includes the Fund's share of the Portfolio's allocated expenses.
+     Commencement of operations.
@     Aggregate total investment return.
@@    Based on average shares outstanding.

      See Notes to Financial Statements.


     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.      MARCH 31, 2004   15

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements
                              Merrill Lynch Global Financial Services Fund, Inc.

1. Significant Accounting Policies:

Merrill Lynch Global Financial Services Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Global Financial Services Portfolio (the "Portfolio"), which is the portfolio of Global Financial Services Master Trust that has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at March 31, 2004, was 100%. The Fund offers multiple classes of shares. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B, Class C and Class R Shares bear certain expenses related to the account maintenance of such shares, and Class B, Class C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments and foreign currency transactions are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in
Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Portfolio are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. (ML & Co.), which is the limited partner. The Fund pays a monthly fee at an annual rate of ..35% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.


16   MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.      MARCH 31, 2004

                              Merrill Lynch Global Financial Services Fund, Inc.

The Fund has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                    Account         Distribution
                                                 Maintenance Fee        Fee
--------------------------------------------------------------------------------
Class A ................................              .25%              --
Class B ................................              .25%             .75%
Class C ................................              .25%             .75%
Class R ................................              .25%             .25%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B, Class C and Class R shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B, Class C and Class R shareholders.

For the six months ended March 31, 2004, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class I Shares as follows:

--------------------------------------------------------------------------------
                                                      FAMD                MLPF&S
--------------------------------------------------------------------------------
Class A ..............................               $  494               $7,827
Class I ..............................               $   10               $  145
--------------------------------------------------------------------------------

For the six months ended March 31, 2004, MLPF&S received contingent deferred sales charges of $27,322 and $380 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Capital Share Transactions:

Net decrease in net assets derived from capital share transactions was $1,278,835 and $8,229,878 for the six months ended March 31, 2004 and for the year ended September 30, 2003, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended March 31, 2004                                Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           103,934       $  1,473,355
Shares issued to shareholders in
  reinvestment of distributions ..........            70,612            875,587
Automatic conversion of shares ...........            35,101            484,875
                                                 ------------------------------
Total issued .............................           209,647          2,833,817
Shares redeemed ..........................          (230,185)        (3,237,567)
                                                 ------------------------------
Net decrease .............................           (20,538)      $   (403,750)
                                                 ==============================

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended September 30, 2003+                           Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           198,556       $  2,159,121
Shares issued to shareholders in
  reinvestment of distributions ..........            15,790            161,529
Automatic conversion of shares ...........            63,933            669,444
                                                 ------------------------------
Total issued .............................           278,279          2,990,094
Shares redeemed ..........................          (249,724)        (2,789,847)
                                                 ------------------------------
Net increase .............................            28,555       $    200,247
                                                 ==============================

+     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

-------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended March 31, 2004                                Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           122,807       $  1,673,610
Shares issued to shareholders in
  reinvestment of distributions ..........           264,693          3,253,082
                                                 ------------------------------
Total issued .............................           387,500          4,926,692
Automatic conversion of shares ...........           (35,554)          (484,875)
Shares redeemed ..........................          (440,661)        (6,016,779)
                                                 ------------------------------
Net decrease .............................           (88,715)      $ (1,574,962)
                                                 ==============================

-------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended September 30, 2003                            Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           218,612       $  2,440,960
Shares issued to shareholders in
  reinvestment of distributions ..........            89,036            901,936
                                                 ------------------------------
Total issued .............................           307,648          3,342,896
Automatic conversion of shares ...........           (64,641)          (669,444)
Shares redeemed ..........................        (1,166,371)       (12,378,889)
                                                 ------------------------------
Net decrease .............................          (923,364)      $ (9,705,437)
                                                 ==============================


     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.      MARCH 31, 2004   17

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements (concluded)
                              Merrill Lynch Global Financial Services Fund, Inc.

-------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended March 31, 2004                                Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           132,787       $  1,836,904
Shares issued to shareholders in
  reinvestment of distributions ..........           117,888          1,445,300
                                                 ------------------------------
Total issued .............................           250,675          3,282,204
Shares redeemed ..........................          (127,630)        (1,749,806)
                                                 ------------------------------
Net increase .............................           123,045       $  1,532,398
                                                 ==============================

-------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended September 30, 2003                            Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           367,836       $  4,301,337
Shares issued to shareholders in
  reinvestment of distributions ..........            27,775            281,360
                                                 ------------------------------
Total issued .............................           395,611          4,582,697
Shares redeemed ..........................          (328,135)        (3,379,942)
                                                 ------------------------------
Net increase .............................            67,476       $  1,202,755
                                                 ==============================

-------------------------------------------------------------------------------
Class I Shares for the Six Months                                      Dollar
Ended March 31, 2004+                               Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           153,376       $  2,127,782
Shares issued to shareholders in
  reinvestment of distributions ..........           104,603          1,300,211
                                                 ------------------------------
Total issued .............................           257,979          3,427,993
Shares redeemed ..........................          (310,432)        (4,328,634)
                                                 ------------------------------
Net decrease .............................           (52,453)      $   (900,641)
                                                 ==============================

-------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended September 30, 2003+                           Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................           465,829       $  5,282,213
Shares issued to shareholders in
  reinvestment of distributions ..........            24,511            251,244
                                                 ------------------------------
Total issued .............................           490,340          5,533,457
Shares redeemed ..........................          (517,504)        (5,508,467)
                                                 ------------------------------
Net increase (decrease) ..................           (27,164)      $     24,990
                                                 ==============================

+     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

-------------------------------------------------------------------------------
Class R Shares for the Six Months                                      Dollar
Ended March 31, 2004                                Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................             4,655       $     65,302
Shares issued to shareholders in
  reinvestment of distributions ..........               664              8,157
                                                 ------------------------------
Total issued .............................             5,319             73,459
Shares redeemed ..........................              (406)            (5,339)
                                                 ------------------------------
Net increase .............................             4,913       $     68,120
                                                 ==============================

-------------------------------------------------------------------------------
Class R Shares for the Period
January 3, 2003+ to                                                    Dollar
September 30, 2003                                  Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................             4,018       $     48,960
Shares redeemed ..........................              (111)            (1,393)
                                                 ------------------------------
Net increase .............................             3,907       $     47,567
                                                 ==============================

+     Commencement of operations.


18   MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.      MARCH 31, 2004

Schedule of Investments                      Global Financial Services Portfolio

                                                                                                              Value       Percent of
Europe          Industry*                       Shares Held    Common Stocks                           (in U.S. dollars)  Net Assets
====================================================================================================================================
Belgium         Commercial Banks                      3,000    KBC Bancassurance Holding                   $   175,487       0.2%
                --------------------------------------------------------------------------------------------------------------------
                Diversified Financial Services       85,300    Fortis                                        1,813,475       2.3
                --------------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Belgium                1,988,962       2.5
====================================================================================================================================
Denmark         Commercial Banks                     65,400    Danske Bank                                   1,478,942       1.9
                --------------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Denmark                1,478,942       1.9
====================================================================================================================================
France          Insurance                             1,000    CNP Assurances                                   57,758       0.1
                                                     18,500  + Scor                                             32,511       0.0
                --------------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in France                    90,269       0.1
====================================================================================================================================
Germany         Insurance                            77,600    Hannover Rueckversicherungs AG                2,595,771       3.3
                --------------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Germany                2,595,771       3.3
====================================================================================================================================
Ireland         Commercial Banks                    125,600    Allied Irish Banks PLC                        1,872,424       2.4
                --------------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Ireland                1,872,424       2.4
====================================================================================================================================
Netherlands     Commercial Banks                     28,500    ABN AMRO Holding NV                             635,679       0.8
                --------------------------------------------------------------------------------------------------------------------
                Diversified Financial Services       56,000    ING Groep NV                                  1,230,473       1.5
                --------------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in the Netherlands        1,866,152       2.3
====================================================================================================================================
Russia          Commercial Banks                      4,740    Sberbank RF                                   2,085,600       2.6
                --------------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Russia                 2,085,600       2.6
====================================================================================================================================
Spain           Commercial Banks                      9,300    Banco Popular Espanol SA                        544,238       0.7
                --------------------------------------------------------------------------------------------------------------------
                Insurance                             2,600    Corporacion Mapfre SA                            31,249       0.0
                --------------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Spain                    575,487       0.7
====================================================================================================================================
Switzerland     Insurance                             3,000    Swiss Re (Registered Shares)                    206,733       0.3
                                                        100    Zurich Financial Services AG                     15,768       0.0
                --------------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Switzerland              222,501       0.3
====================================================================================================================================
Turkey          Commercial Banks                216,662,800    Akbank T.A.S.                                 1,154,216       1.5
                --------------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Turkey                 1,154,216       1.5
====================================================================================================================================
United Kingdom  Capital Markets                      10,700    Close Brothers Group PLC                        157,320       0.2
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks                      8,300    Anglo Irish Bank Corporation PLC                130,762       0.2
                                                     13,600    Barclays PLC                                    119,787       0.1
                                                    230,300    Lloyds TSB Group PLC                          1,750,167       2.2
                                                                                                           -------------------------
                                                                                                             2,000,716       2.5
                --------------------------------------------------------------------------------------------------------------------
                Consumer Finance                     68,400    Kensington Group PLC                            591,461       0.7
                                                     57,500    Provident Financial PLC                         772,494       1.0
                                                                                                           -------------------------
                                                                                                             1,363,955       1.7
                --------------------------------------------------------------------------------------------------------------------
                Insurance                           121,656    Legal & General Group PLC                       211,847       0.3
                --------------------------------------------------------------------------------------------------------------------
                Thrifts & Mortgage Finance           63,400    Northern Rock PLC                               904,776       1.1
                --------------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in the United Kingdom     4,638,614       5.8
                ====================================================================================================================
                                                               Total Common Stocks in Europe                18,568,938      23.4
                ====================================================================================================================

North America
====================================================================================================================================
Bermuda         Insurance                            71,100    ACE Limited                                   3,033,126       3.8
                                                     13,500    Everest Re Group, Ltd.                        1,153,440       1.4
                                                     12,200    Montpelier Re Holdings Ltd.                     454,328       0.6
                                                     91,400    PXRE Group Limited                            2,553,716       3.2
                                                      1,000    PartnerRe Ltd.                                   56,450       0.1
                                                     72,000    RenaissanceRe Holdings Ltd.                   3,744,000       4.7
                                                     19,500    XL Capital Ltd. (Class A)                     1,482,780       1.9
                --------------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Bermuda               12,477,840      15.7


     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.      MARCH 31, 2004   19

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)          Global Financial Services Portfolio

North America                                                                                                 Value       Percent of
(concluded)     Industry*                       Shares Held    Common Stocks                           (in U.S. dollars)  Net Assets
====================================================================================================================================
United States   Capital Markets                      45,600  + Affiliated Managers Group, Inc.             $ 2,488,848       3.1%
                                                     10,800    The Bear Stearns Companies Inc.                 946,944       1.2
                                                     34,300    Federated Investors, Inc. (Class B)           1,078,049       1.4
                                                     11,700    Lehman Brothers Holdings, Inc.                  969,579       1.2
                                                                                                           -------------------------
                                                                                                             5,483,420       6.9
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks                      4,600    Banknorth Group, Inc.                           156,584       0.2
                                                      1,300    City National Corporation                        77,870       0.1
                                                      8,300    SouthTrust Corporation                          275,228       0.4
                                                                                                           -------------------------
                                                                                                               509,682       0.7
                --------------------------------------------------------------------------------------------------------------------
                Consumer Finance                     36,400    Capital One Financial Corporation             2,745,652       3.5
                                                     25,900    MBNA Corporation                                715,617       0.9
                                                                                                           -------------------------
                                                                                                             3,461,269       4.4
                --------------------------------------------------------------------------------------------------------------------
                Diversified Financial Services       35,600    Citigroup Inc.                                1,840,520       2.3
                --------------------------------------------------------------------------------------------------------------------
                Insurance                             2,500  + Allmerica Financial Corporation                  86,375       0.1
                                                        500    Arthur J. Gallagher & Co.                        16,285       0.0
                                                      4,100    Brown & Brown                                   158,916       0.3
                                                      5,800    Hilb, Rogal and Hamilton Company                220,980       0.3
                                                      1,300    Jefferson--Pilot Corporation                     71,513       0.1
                                                      4,200    Lincoln National Corporation                    198,744       0.2
                                                      1,300    Torchmark Corporation                            69,927       0.1
                                                      6,150  + Triad Guaranty Inc.                             324,413       0.4
                                                                                                           -------------------------
                                                                                                             1,147,153       1.5
                --------------------------------------------------------------------------------------------------------------------
                Real Estate                             200    AMB Property Corporation                          7,434       0.0
                                                    136,600    American Home Mortgage Investment Corp.       3,934,080       5.0
                                                     95,600    Friedman, Billings, Ramsey Group, Inc.
                                                               (Class A)                                     2,580,244       3.2
                                                                                                           -------------------------
                                                                                                             6,521,758       8.2
                --------------------------------------------------------------------------------------------------------------------
                Thrifts & Mortgage Finance           13,066    Countrywide Credit Industries, Inc.           1,253,029       1.6
                                                     31,000    Fannie Mae                                    2,304,850       2.9
                                                     51,300    Freddie Mac                                   3,029,778       3.8
                                                      2,100    MGIC Investment Corporation                     134,883       0.2
                                                     32,900    The PMI Group, Inc.                           1,229,144       1.5
                                                                                                           -------------------------
                                                                                                             7,951,684      10.0
                --------------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in the United States     26,915,486      34.0
                ====================================================================================================================
                                                               Total Common Stocks in North America         39,393,326      49.7
                ====================================================================================================================

Pacific Basin/Asia
====================================================================================================================================
China           Real Estate                       1,125,900    Beijing Capital Land Limited 'H'                386,567       0.5
                --------------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in China                    386,567       0.5
====================================================================================================================================
Hong Kong       Commercial Banks                      5,200    Hang Seng Bank Limited                           66,409       0.1
                --------------------------------------------------------------------------------------------------------------------
                Insurance                           121,400    China Insurance International Holdings
                                                               Company Limited                                  64,275       0.1
                --------------------------------------------------------------------------------------------------------------------
                Real Estate                       2,698,000    China Resources Beijing Land Limited            419,014       0.5
                                                    669,300    Hopson Development Holdings Limited             180,402       0.2
                                                                                                           -------------------------
                                                                                                               599,416       0.7
                --------------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Hong Kong                730,100       0.9
====================================================================================================================================
Indonesia       Commercial Banks                  5,977,400    PT Bank Central Asia Tbk                      2,547,733       3.2
                --------------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Indonesia              2,547,733       3.2
====================================================================================================================================


20   MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.      MARCH 31, 2004

Schedule of Investments (concluded)          Global Financial Services Portfolio

Basin/Asia                                                                                                    Value       Percent of
(concluded)     Industry*                       Shares Held    Common Stocks                           (in U.S. dollars)  Net Assets
====================================================================================================================================
Japan           Capital Markets                      15,400    The Nomura Securities Co., Ltd.             $   280,511       0.4%
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks                    314,000    The Bank of Yokohama, Ltd.                    1,847,148       2.3
                --------------------------------------------------------------------------------------------------------------------
                Consumer Finance                      7,500    Aeon Credit Service Co, Ltd.                    468,592       0.6
                                                      4,500    Aiful Corporation                               461,527       0.6
                                                     87,000    Credit Saison Co., Ltd.                       2,617,485       3.3
                                                                                                           -------------------------
                                                                                                             3,547,604       4.5
                --------------------------------------------------------------------------------------------------------------------
                Insurance                                16    Millea Holdings, Inc.                           249,147       0.3
                --------------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Japan                  5,924,410       7.5
====================================================================================================================================
South Korea     Commercial Banks                    470,600    Daegu Bank                                    2,811,819       3.5
                                                     88,400    Hana Bank                                     1,831,305       2.3
                                                     35,200  + Kookmin Bank                                  1,427,712       1.8
                                                    396,700    Pusan Bank                                    2,539,821       3.2
                                                                                                           -------------------------
                                                                                                             8,610,657      10.8
                --------------------------------------------------------------------------------------------------------------------
                Insurance                            42,745    Korean Reinsurance Company                    1,696,452       2.2
                                                    106,600    Oriental Fire & Marine Insurance Co., Ltd.    1,608,601       2.0
                                                                                                           -------------------------
                                                                                                             3,305,053       4.2
                --------------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in South Korea           11,915,710      15.0
                ====================================================================================================================
                                                               Total Common Stocks in the Pacific
                                                               Basin/Asia                                   21,504,520      27.1
                ====================================================================================================================
                                                               Total Common Stocks (Cost--$59,593,527)      79,466,784     100.2
====================================================================================================================================

Europe                                                         Rights (c)
====================================================================================================================================
Spain           Insurance                             2,600    Corporacion Mapfre SA                             1,022       0.0
                --------------------------------------------------------------------------------------------------------------------
                                                               Total Rights in Europe                            1,022       0.0
====================================================================================================================================
                                        Beneficial Interest/
                                                 Shares Held    Short-Term Securities
====================================================================================================================================
                                                  $  361,959    Merrill Lynch Liquidity Series, LLC Cash
                                                                Sweep Series I (a)                              361,959       0.5
                                                  $1,858,762    Merrill Lynch Liquidity Series, LLC Money
                                                                Market Series (a)(b)                          1,858,762       2.3
                                                     619,588    Merrill Lynch Premier Institutional Fund
                                                                (a)(b)                                          619,588       0.8
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Short-Term Securities
                                                                (Cost--$2,840,309)                            2,840,309       3.6
====================================================================================================================================
                Total Investments (Cost--$62,433,836)                                                        82,308,115     103.8

                Liabilities in Excess of Other Assets                                                        (3,039,101)     (3.8)
                                                                                                            ------------------------
                Net Assets                                                                                  $79,269,014     100.0%
                                                                                                            ========================

* For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
+     Non-income producing security.
(a) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

      --------------------------------------------------------------------------
                                                                       Interest/
                                                          Net          Dividend
      Affiliate                                        Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                           $   218,172     $     1,480
      Merrill Lynch Liquidity Series, LLC
       Money Market Series                           $(1,000,073)    $     2,097
      Merrill Lynch Premier Institutional Fund          (957,477)    $       735
      --------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.
(c)   The rights may be exercised until April 8, 2004.

      See Notes to Financial Statements.


     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.      MARCH 31, 2004   21

[LOGO] Merrill Lynch Investment Managers

Statement of Assets and Liabilities          Global Financial Services Portfolio

As of March 31, 2004
=====================================================================================================================
Assets
---------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value
                         (including securities loaned of $2,363,862)
                         (identified cost--$59,593,527) ............................                     $ 79,467,806
                       Investments in affiliated securities, at value
                         (identified cost--$2,840,309) .............................                        2,840,309
                       Cash ........................................................                          278,049
                       Receivables:
                          Dividends ................................................    $    751,633
                          Securities sold ..........................................         381,918
                          Contributions ............................................         219,955
                          Securities lending--net ..................................             742
                          Interest .................................................             656        1,354,904
                                                                                        ------------
                       Prepaid expenses and other assets ...........................                            6,963
                                                                                                         ------------
                       Total assets ................................................                       83,948,031
                                                                                                         ------------
=====================================================================================================================
Liabilities
---------------------------------------------------------------------------------------------------------------------
                       Collateral on securities loaned, at value ...................                        2,478,350
                       Payables:
                          Securities purchased .....................................       2,038,710
                          Withdrawals ..............................................         157,229
                          Investment adviser .......................................           4,283
                          Other affiliates .........................................             396        2,200,618
                                                                                        ------------
                       Accrued expenses and other liabilities ......................                               49
                                                                                                         ------------
                       Total liabilities ...........................................                        4,679,017
                                                                                                         ------------
=====================================================================================================================
Net Assets
---------------------------------------------------------------------------------------------------------------------
                       Net assets ..................................................                     $ 79,269,014
                                                                                                         ============
=====================================================================================================================
Net Assets Consist of
---------------------------------------------------------------------------------------------------------------------
                       Investors' capital ..........................................                     $ 59,357,984
                       Unrealized appreciation on investments and foreign
                         currency transactions--net ................................                       19,911,030
                                                                                                         ------------
                       Net Assets ..................................................                     $ 79,269,014
                                                                                                         ============

      See Notes to Financial Statements.


22   MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.      MARCH 31, 2004

Statement of Operations                      Global Financial Services Portfolio

For the Six Months Ended March 31, 2004
=====================================================================================================================
Investment Income
---------------------------------------------------------------------------------------------------------------------
                       Dividends (net of $98,113 foreign withholding tax) ..........                     $  1,175,236
                       Interest from affiliates ....................................                            1,480
                       Securities lending--net .....................................                            2,832
                                                                                                         ------------
                       Total income ................................................                        1,179,548
                                                                                                         ------------
=====================================================================================================================
Expenses
---------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees ....................................    $    155,285
                       Custodian fees ..............................................          38,101
                       Accounting services .........................................          37,718
                       Trustees' fees and expenses .................................          20,283
                       Professional fees ...........................................          17,207
                       Pricing fees ................................................           2,599
                       Other .......................................................           5,701
                                                                                        ------------
                       Total expenses ..............................................                          276,894
                                                                                                         ------------
                       Investment income--net ......................................                          902,654
                                                                                                         ------------
=====================================================================================================================
Realized & Unrealized Gain (Loss) on Investments & Foreign Currency Transactions--Net
---------------------------------------------------------------------------------------------------------------------
                       Realized gain (loss) on:
                          Investments--net .........................................       7,257,768
                          Foreign currency transactions--net .......................         (69,632)       7,188,136
                                                                                        ------------
                       Change in unrealized appreciation on:
                          Investments--net .........................................      10,901,747
                          Foreign currency transactions--net .......................           9,558       10,911,305
                                                                                        -----------------------------
                       Total realized and unrealized gain on investments and foreign
                         currency transactions--net ................................                       18,099,441
                                                                                                         ------------
                       Net Increase in Net Assets Resulting from Operations ........                     $ 19,002,095
                                                                                                         ============

      See Notes to Financial Statements.


     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.      MARCH 31, 2004   23

[LOGO] Merrill Lynch Investment Managers

Statements of Changes in Net Assets          Global Financial Services Portfolio

                                                                                        For the Six        For the
                                                                                        Months Ended      Year Ended
                                                                                          March 31,      September 30,
Increase (Decrease) in Net Assets:                                                          2004             2003
=====================================================================================================================
Operations
---------------------------------------------------------------------------------------------------------------------
                       Investment income--net ......................................    $    902,654     $  1,035,953
                       Realized gain on investments and foreign currency
                         transactions--net .........................................       7,188,136        5,327,405
                       Change in unrealized appreciation/depreciation on investments
                         and foreign currency transactions--net ....................      10,911,305       14,600,965
                                                                                        -----------------------------
                       Net increase in net assets resulting from operations ........      19,002,095       20,964,323
                                                                                        -----------------------------
=====================================================================================================================
Capital Transactions
---------------------------------------------------------------------------------------------------------------------
                       Proceeds from contributions .................................       7,176,953       14,232,591
                       Fair value of withdrawals ...................................     (17,081,544)     (25,367,419)
                                                                                        -----------------------------
                       Net decrease in net assets derived from capital transactions       (9,904,591)     (11,134,828)
                                                                                        -----------------------------
=====================================================================================================================
Net Assets
---------------------------------------------------------------------------------------------------------------------
                       Total increase in net assets ................................       9,097,504        9,829,495
                       Beginning of period .........................................      70,171,510       60,342,015
                                                                                        -----------------------------
                       End of period ...............................................    $ 79,269,014     $ 70,171,510
                                                                                        =============================

      See Notes to Financial Statements.


24   MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.      MARCH 31, 2004

Financial Highlights                         Global Financial Services Portfolio

                                                                For the Six            For the Year Ended             For the Period
                                                               Months Ended               September 30,               Nov. 26, 1999+
The following ratios have been derived from                      March 31,      -----------------------------------    to Sept. 30,
information provided in the financial statements.                  2004          2003          2002          2001          2000
====================================================================================================================================
Total Investment Return**
------------------------------------------------------------------------------------------------------------------------------------
                       Total investment return ................     28.05%        40.92%        (8.61%)          --            --
                                                                  ==================================================================
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                       Expenses ...............................       .71%*         .76%          .67%          .63%          .71%*
                                                                  ==================================================================
                       Investment income--net .................      2.32%*        1.64%         1.26%         1.34%         1.36%*
                                                                  ==================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands)   $79,269       $70,172       $60,342       $95,504       $97,490
                                                                  ==================================================================
                       Portfolio turnover .....................     68.70%       205.93%       144.60%       111.71%        68.73%
                                                                  ==================================================================

*     Annualized.
** Total investment return is required to be disclosed for fiscal years beginning after December 15, 2000.
+     Commencement of operations.

      See Notes to Financial Statements.


     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.      MARCH 31, 2004   25

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements                Global Financial Services Portfolio

1. Significant Accounting Policies:

Global Financial Services Portfolio (the "Portfolio") is part of Global Financial Services Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments -- Equity securities that are held by the Portfolio that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq, Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Portfolio employs pricing services to provide certain securities prices for the Portfolio. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Portfolio, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Portfolio under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Portfolio are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolio's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments -- The Portfolio may engage in various portfolio investment strategies, both to increase the return of the Portfolio, and to hedge or protect, its exposure to interest rate movements and movements in the securities market. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.


26   MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.      MARCH 31, 2004

Notes to Financial Statements (continued)    Global Financial Services Portfolio

o Financial futures contracts -- The Portfolio may purchase or sell financial futures contracts and options on such futures contracts. Future Contracts are contracts for delayed delivery of securities at specific future date and at a specific price or yield. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Portfolio may purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts -- The Portfolio may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes -- The Portfolio is considered as a "pass through" entity for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending -- The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral


     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.      MARCH 31, 2004   27

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements (continued)    Global Financial Services Portfolio

is delivered to the Portfolio on the next business day. Where the Portfolio receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Portfolio typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Portfolio pays a monthly fee at an annual rate of .40% of the average daily value of the Trusts' net assets. FAM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), an affiliate of FAM, pursuant to which MLAM U.K. provides investment advisory services to FAM with respect to the Fund. There is no increase in the aggregate fees paid by the Fund for these services.

The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Portfolio also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the six months ended March 31, 2004, MLIM, LLC received $1,199 in securities lending agent fees.

In addition, MLPF&S received $36,317 in commissions on the execution of portfolio security transactions for the Portfolio for the six months ended March 31, 2004.

For the six months ended March 31, 2004, the Portfolio reimbursed FAM $689 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, MLAM U.K. and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2004 were $52,705,008 and $61,225,129, respectively.

Net realized gains (losses) for the six months ended March 31, 2004 and net unrealized gains as of March 31, 2004 were as follows:

--------------------------------------------------------------------------------
                                                   Realized           Unrealized
                                                Gains (Losses)           Gains
--------------------------------------------------------------------------------
Long-term investments ...................        $ 7,257,768         $19,874,279
Foreign currency transactions ...........            (69,632)             36,751
                                                 -------------------------------
Total ...................................        $ 7,188,136         $19,911,030
                                                 ===============================

As of March 31, 2004, net unrealized appreciation for Federal income tax purposes aggregated $18,073,158, of which $18,316,076 related to appreciated securities and $242,918 related to depreciated securities. At March 31, 2004, the aggregate cost of investments for Federal income tax purposes was $64,234,957.


28   MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.      MARCH 31, 2004

Notes to Financial Statements (concluded)    Global Financial Services Portfolio

4. Short-Term Borrowings:

The Portfolio, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 28, 2003, the credit agreement was renewed for one year under the same terms. The Portfolio did not borrow under the credit agreement during the six months ended March 31, 2004.

5. Commitments:

At March 31, 2004, the Portfolio had entered into foreign exchange contracts under which it had agreed to purchase and sell various foreign currencies with approximate values of $779,000 and $39,000, respectively.


     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.      MARCH 31, 2004   29

[LOGO] Merrill Lynch Investment Managers

Officers and Directors/Trustees

Terry K. Glenn, President and Director/Trustee
Ronald W. Forbes, Director/Trustee
Cynthia A. Montgomery, Director/Trustee
Kevin A. Ryan, Director/Trustee
Roscoe S. Suddarth, Director/Trustee
Richard R. West, Director/Trustee
Edward D. Zinbarg, Director/Trustee
Robert C. Doll, Jr., Senior Vice President
Walid Kassem, Vice President and
   Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

--------------------------------------------------------------------------------
Charles C. Reilly, Director/Trustee of Merrill Lynch Global Financial Services Fund, Inc., has recently retired. The Fund's Board of Directors/Trustees wishes Mr. Reilly well in his retirement.
--------------------------------------------------------------------------------


30   MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.      MARCH 31, 2004

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


     MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.      MARCH 31, 2004   31

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

Merrill Lynch Global Financial Services Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

                                                                 #MLGFSF -- 3/04

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Merrill Lynch Global Financial Services Fund, Inc. and Merrill Lynch Global Financial Services Trust

      By: /s/ Terry K. Glenn
          ------------------------
          Terry K. Glenn,
          President of
          Merrill Lynch Global Financial Services Fund, Inc. and Merrill Lynch Global Financial Services Trust

      Date: May 21, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      By: /s/ Terry K. Glenn
          ------------------------
          Terry K. Glenn,
          President of
          Merrill Lynch Global Financial Services Fund, Inc. and Merrill Lynch Global Financial Services Trust

      Date: May 21, 2004


      By: /s/ Donald C. Burke
          ------------------------
          Donald C. Burke,
          Chief Financial Officer of
          Merrill Lynch Global Financial Services Fund, Inc. and Merrill Lynch Global Financial Services Trust

      Date: May 21, 2004